Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
OPERATING ACTIVITIES
Net income	$ 36,997	$ 31,277	$ 26,879
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	6,037	4,544	4,101
Amortization of intangible assets	55,485	40,179	33,477
Stock-based compensation expense (Note 17)	4,909	3,710	2,807
Other non-cash operating activities	337	71	(784)
Deferred tax expense	5,743	2,191	1,297
Deferred tax charge		(49)	(31)
Changes in operating assets and liabilities (Note 21)	(5,256)	(3,849)	4,397
Cash provided by operating activities	104,252	78,074	72,143
INVESTING ACTIVITIES
Additions to property and equipment	(4,900)	(5,244)	(5,086)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(292,053)	(67,932)	(111,867)
Cash used in investing activities	(296,953)	(73,176)	(116,953)
FINANCING ACTIVITIES
Proceeds from borrowing on the credit facility	297,015	68,468	80,000
Credit facility repayments	(322,634)	(78,659)	(43,000)
Payment of debt issuance costs	(1,400)
Issuance of common shares for cash, net of issuance costs (Note 15)	237,973	345	1,003
Payment of contingent consideration	(785)	(1,531)
Cash provided by (used in) financing activities	210,169	(11,377)	38,003
Effect of foreign exchange rate changes on cash	(363)	(1,368)	3,817
Increase (decrease) in cash	17,105	(7,847)	(2,990)
Cash, beginning of year	27,298	35,145	38,135
Cash, end of year	44,403	27,298	35,145
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	3,516	1,712	680
Cash paid during the year for income taxes	$ 8,946	$ 7,862	$ 3,887